UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

July 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.4%
Australia 3.6%
BHP Billiton Ltd.	1,505	39,002
BHP Billiton PLC	1,730	39,818
Caltex Australia Ltd.	1,046	25,318
Fortescue Metals Group Ltd.	12,719	41,320
Ramsay Health Care Ltd.	380	15,887
Rio Tinto Ltd.	606	36,581
Rio Tinto PLC	666	36,662
Telstra Corp. Ltd.	15,670	33,083
Total		267,671
Canada 0.9%
Atco Ltd. Class I	552	16,912
Magna International, Inc.	262	15,945
Metro, Inc.	622	20,953
Open Text Corp.	449	16,695
Total		70,505
Denmark 1.0%
Carlsberg A/S Class B	317	38,246
Novo Nordisk A/S Class B	416	20,786
Vestas Wind Systems A/S	241	15,560
Total		74,592
Finland 0.5%
UPM-Kymmene OYJ	981	34,848
France 1.5%
BNP Paribas SA	437	28,465
Ingenico Group SA	395	32,795
Publicis Groupe SA	345	22,064
Vinci SA	262	26,364
Total		109,688
Germany 2.0%
Bayer AG	248	27,642
HeidelbergCement AG	226	19,203
Henkel AG & Co. KGaA	163	17,489
HOCHTIEF AG	169	30,392
Merck KGaA	199	20,462
ProSiebenSat.1 Media SE	1,365	36,957
Total		152,145
Hong Kong 1.4%
HKT Trust & HKT Ltd.	29,363	39,215
PCCW Ltd.	72,735	42,452
Swire Properties Ltd.	5,144	20,255
Total		101,922
Israel 0.9%
Azrieli Group Ltd.	358	17,128
Bank Hapoalim B.M.	3,699	26,137
Mizrahi Tefahot Bank Ltd.	1,237	24,026
Total		67,291

Issuer	Shares	Value ($)

Common Stocks (continued)
Italy 1.1%
Atlantia SpA	1,442	42,805
Enel SpA	2,815	15,711
Snam SpA	6,445	27,713
Total		86,229
Japan 14.1%
AGC, Inc.	636	26,533
Astellas Pharma, Inc.	1,975	32,067
Daicel Corp.	3,462	37,979
Electric Power Development Co. Ltd.	1,025	27,699
Fuji Electric Co. Ltd.	4,810	35,321
FUJIFILM Holdings Corp.	977	40,157
Hitachi Construction Machinery Co. Ltd.	1,077	34,348
ITOCHU Corp.	2,328	41,178
Kajima Corp.	2,496	19,421
KDDI Corp.	931	25,891
LIXIL Group Corp.	1,807	36,902
Mitsubishi Chemical Holdings Corp.	4,698	40,907
Mitsubishi Electric Corp.	2,439	32,933
Mitsubishi Materials Corp.	1,456	41,232
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,692	22,296
Mitsui Chemicals, Inc.	1,453	38,941
Mizuho Financial Group, Inc.	17,657	30,695
Nikon Corp.	1,818	30,565
Nippon Steel & Sumitomo Metal Corp.	1,971	39,151
Nippon Telegraph & Telephone Corp.	799	36,888
NTT DOCOMO, Inc.	1,438	36,907
Obayashi Corp.	3,613	37,602
ORIX Corp.	2,033	32,872
Resona Holdings, Inc.	6,952	39,492
Shimizu Corp.	2,111	22,027
Showa Shell Sekiyu KK	1,561	25,547
Sompo Holdings, Inc.	787	31,877
Sumitomo Chemical Co. Ltd.	6,703	38,383
Sumitomo Mitsui Financial Group, Inc.	821	32,601
Teijin Ltd.	2,173	40,377
Toyota Tsusho Corp.	1,113	37,832
Yamaguchi Financial Group, Inc.	1,348	15,245
Total		1,061,866
Netherlands 1.2%
Heineken Holding NV	238	23,016
Koninklijke Ahold Delhaize NV	1,603	40,803
Randstad NV	406	25,776
Total		89,595
Norway 0.7%
DNB ASA	1,307	26,397
Norsk Hydro ASA	4,461	25,461
Total		51,858
Singapore 0.6%
CapitaLand Ltd.	7,358	17,458

Issuer	Shares	Value ($)

Common Stocks (continued)
Jardine Cycle & Carriage Ltd.	1,086	26,821
Total		44,279
Spain 3.2%
ACS Actividades de Construccion y Servicios SA	797	34,989
Amadeus IT Group SA	350	29,895
Banco de Sabadell SA	17,731	29,636
Enagas SA	1,520	42,541
Endesa SA	1,700	39,344
Red Electrica Corp. SA	1,440	30,564
Repsol SA	1,680	33,367
Total		240,336
Sweden 1.5%
Boliden AB	915	27,284
Electrolux AB Series B	1,129	26,521
Hexagon AB Class B	279	17,026
Investor AB Class B	409	17,847
Sandvik AB	1,268	23,212
Total		111,890

Switzerland 0.3%
Sonova Holding AG	115	21,234
United Kingdom 4.6%
3i Group PLC	1,596	19,839
Barratt Developments PLC	5,213	36,516
BT Group PLC	13,291	40,709
Imperial Brands PLC	829	31,775
Intertek Group PLC	227	17,509
Marks & Spencer Group PLC	7,785	31,453
Meggitt PLC	3,931	29,402
Next PLC	283	22,036
RELX PLC	983	21,437
Royal Mail PLC	4,572	28,121
Vodafone Group PLC	9,777	23,854
Wm Morrison Supermarkets PLC	8,154	27,949
WPP PLC	1,237	19,342
Total		349,942
United States 60.3%
AES Corp. (The)	5,276	70,487
Allegion PLC	414	33,758
Allstate Corp. (The)	557	52,982
American Electric Power Co., Inc.	791	56,272
American Express Co.	249	24,780
Ameriprise Financial, Inc.(a)	371	54,044
AmerisourceBergen Corp.	360	29,459
Amgen, Inc.	333	65,451
Apple, Inc.	214	40,722
Archer-Daniels-Midland Co.	702	33,879
Avery Dennison Corp.	335	38,418
Baker Hughes a GE Co.	762	26,350
Bank of New York Mellon Corp. (The)	728	38,926
Best Buy Co., Inc.	623	46,744
Boeing Co. (The)	143	50,951
Bunge Ltd.	415	28,689

Issuer	Shares	Value ($)

Common Stocks (continued)
Campbell Soup Co.	1,841	75,297
Cardinal Health, Inc.	732	36,563
CenturyLink, Inc.	3,464	65,019
Cisco Systems, Inc.	1,197	50,621
Citigroup, Inc.	789	56,721
Citizens Financial Group, Inc.	1,347	53,584
Comerica, Inc.	289	28,016
Conagra Brands, Inc.	1,249	45,851
Corning, Inc.	1,482	49,173
Cummins, Inc.	317	45,271
Delta Air Lines, Inc.	1,079	58,719
DTE Energy Co.	434	47,106
Ecolab, Inc.	169	23,778
Edison International	1,026	68,362
Estee Lauder Cos., Inc. (The) Class A	184	24,829
Exelon Corp.	1,276	54,230
Exxon Mobil Corp.	741	60,399
FLIR Systems, Inc.	514	30,120
Fluor Corp.	480	24,600
Fortune Brands Home & Security, Inc.	541	31,378
Franklin Resources, Inc.	1,870	64,178
Gap, Inc. (The)	1,440	43,445
General Mills, Inc.	1,136	52,324
Gilead Sciences, Inc.	974	75,806
Goldman Sachs Group, Inc. (The)	130	30,866
Hanesbrands, Inc.	2,817	62,706
Honeywell International, Inc.	241	38,476
Hormel Foods Corp.	1,051	37,804
HP, Inc.	2,433	56,154
Huntington Ingalls Industries, Inc.	154	35,890
Ingersoll-Rand PLC	597	58,810
Ingredion, Inc.	392	39,710
International Business Machines Corp.	385	55,798
JM Smucker Co. (The)	367	40,781
Juniper Networks, Inc.	2,193	57,764
KeyCorp	2,104	43,910
Kroger Co. (The)	953	27,637
L3 Technologies, Inc.	207	44,389
Lam Research Corp.	177	33,743
Lockheed Martin Corp.	155	50,545
Lowe’s Cos., Inc.	502	49,869
Macy’s, Inc.	1,877	74,573
ManpowerGroup, Inc.	488	45,511
Morgan Stanley	1,046	52,886
Newell Brands, Inc.	1,883	49,316
Newmont Mining Corp.	1,251	45,887
NextEra Energy, Inc.	161	26,974
Nielsen Holdings PLC	2,017	47,521
Nordstrom, Inc.	819	42,924
Northrop Grumman Corp.	70	21,034
Nucor Corp.	604	40,426
Occidental Petroleum Corp.	522	43,811
Omnicom Group, Inc.	815	56,096
ONEOK, Inc.	998	70,299
Oracle Corp.	995	47,442
Parker-Hannifin Corp.	181	30,598

Issuer	Shares	Value ($)

Common Stocks (continued)
PepsiCo, Inc.	386	44,390
Phillips 66	372	45,882
PNC Financial Services Group, Inc. (The)	363	52,573
PPG Industries, Inc.	319	35,301
Principal Financial Group, Inc.	1,083	62,901
Progressive Corp. (The)	427	25,624
Prudential Financial, Inc.	564	56,913
Quest Diagnostics, Inc.	348	37,487
Regions Financial Corp.	1,679	31,246
Robert Half International, Inc.	639	48,411
SCANA Corp.	1,941	77,621
Schlumberger Ltd.	794	53,611
Seagate Technology PLC	844	44,411
Sempra Energy	340	39,301
Skyworks Solutions, Inc.	343	32,441
Snap-on, Inc.	388	65,801
State Street Corp.	268	23,667
Target Corp.	810	65,351
TE Connectivity Ltd.	312	29,194
Texas Instruments, Inc.	332	36,958
Travelers Cos., Inc. (The)	324	42,165
Valero Energy Corp.	495	58,583
Verizon Communications, Inc.	1,137	58,715
Walt Disney Co. (The)	283	32,137
Western Union Co. (The)	2,869	57,839
WestRock Co.	1,066	61,807
Total		4,537,782
Total Common Stocks (Cost $6,769,888)		7,473,673

	Shares	Value ($)

Money Market Funds 0.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.757%(b)	36,972	36,972
Total Money Market Funds (Cost $36,972)		36,972
Total Investments in Securities (Cost $6,806,860)		7,510,645(c)
Other Assets & Liabilities, Net		7,287
Net Assets		7,517,932

Notes to Portfolio of Investments

(a)                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	307	137	(73)	371	2,861	(4,726)	706	54,044

(b)                        The rate shown is the seven-day current annualized yield at July 31, 2018.

(c)                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	267,671	—	—	267,671
Canada	70,505	—	—	70,505
Denmark	74,592	—	—	74,592
Finland	34,848	—	—	34,848
France	109,688	—	—	109,688
Germany	152,145	—	—	152,145
Hong Kong	101,922	—	—	101,922
Israel	67,291	—	—	67,291
Italy	86,229	—	—	86,229
Japan	1,061,866	—	—	1,061,866
Netherlands	89,595	—	—	89,595
Norway	51,858	—	—	51,858
Singapore	44,279	—	—	44,279
Spain	240,336	—	—	240,336
Sweden	111,890	—	—	111,890
Switzerland	21,234	—	—	21,234
United Kingdom	349,942	—	—	349,942
United States	4,537,782	—	—	4,537,782
Total Common Stocks	7,473,673	—	—	7,473,673

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Money Market Funds	36,972	—	—	36,972
Total Investments in Securities	7,510,645	—	—	7,510,645

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

July 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 98.9%
Australia 9.0%
BHP Billiton Ltd.	8,149	211,181
BHP Billiton PLC	9,366	215,568
Caltex Australia Ltd.	5,662	137,049
Fortescue Metals Group Ltd.	68,854	223,683
Ramsay Health Care Ltd.	2,059	86,084
Rio Tinto Ltd.	3,279	197,934
Rio Tinto PLC	3,604	198,392
Telstra Corp. Ltd.	84,834	179,106
Total		1,448,997
Canada 2.4%
Atco Ltd. Class I	2,988	91,545
Magna International, Inc.	1,421	86,482
Metro, Inc.	3,367	113,423
Open Text Corp.	2,430	90,351
Total		381,801
Denmark 2.5%
Carlsberg A/S Class B	1,717	207,154
Novo Nordisk A/S Class B	2,253	112,575
Vestas Wind Systems A/S	1,302	84,063
Total		403,792
Finland 1.2%
UPM-Kymmene OYJ	5,309	188,590
France 3.7%
BNP Paribas SA	2,366	154,114
Ingenico Group SA	2,137	177,428
Publicis Groupe SA	1,866	119,340
Vinci SA	1,421	142,987
Total		593,869
Germany 5.1%
Bayer AG	1,344	149,801
HeidelbergCement AG	1,223	103,917
Henkel AG & Co. KGaA	880	94,418
HOCHTIEF AG	915	164,551
Merck KGaA	1,075	110,536
ProSiebenSat.1 Media SE	7,389	200,057
Total		823,280
Hong Kong 3.4%
HKT Trust & HKT Ltd.	158,959	212,292
PCCW Ltd.	393,757	229,817
Swire Properties Ltd.	27,847	109,654
Total		551,763
Israel 2.3%
Azrieli Group Ltd.	1,941	92,861
Bank Hapoalim B.M.	20,023	141,483
Mizrahi Tefahot Bank Ltd.	6,699	130,113
Total		364,457

Issuer	Shares	Value ($)

Common Stocks (continued)
Italy 2.9%
Atlantia SpA	7,806	231,715
Enel SpA	15,240	85,057
Snam SpA	34,889	150,020
Total		466,792
Japan 35.8%
AGC, Inc.	3,441	143,554
Astellas Pharma, Inc.	10,693	173,616
Daicel Corp.	18,740	205,581
Electric Power Development Co. Ltd.	5,547	149,899
Fuji Electric Co. Ltd.	26,039	191,210
FUJIFILM Holdings Corp.	5,292	217,514
Hitachi Construction Machinery Co. Ltd.	5,832	185,995
ITOCHU Corp.	12,603	222,922
Kajima Corp.	13,514	105,152
KDDI Corp.	5,039	140,132
LIXIL Group Corp.	9,784	199,805
Mitsubishi Chemical Holdings Corp.	25,435	221,471
Mitsubishi Electric Corp.	13,204	178,291
Mitsubishi Materials Corp.	7,882	223,208
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,986	120,694
Mitsui Chemicals, Inc.	7,868	210,863
Mizuho Financial Group, Inc.	95,586	166,170
Nikon Corp.	9,842	165,469
Nippon Steel & Sumitomo Metal Corp.	10,672	211,981
Nippon Telegraph & Telephone Corp.	4,325	199,675
NTT DOCOMO, Inc.	7,784	199,781
Obayashi Corp.	19,558	203,547
ORIX Corp.	11,004	177,928
Resona Holdings, Inc.	37,636	213,800
Shimizu Corp.	11,430	119,262
Showa Shell Sekiyu KK	8,451	138,308
Sompo Holdings, Inc.	4,263	172,668
Sumitomo Chemical Co. Ltd.	36,287	207,790
Sumitomo Mitsui Financial Group, Inc.	4,444	176,466
Teijin Ltd.	11,763	218,573
Toyota Tsusho Corp.	6,028	204,900
Yamaguchi Financial Group, Inc.	7,298	82,538
Total		5,748,763
Netherlands 3.0%
Heineken Holding NV	1,290	124,749
Koninklijke Ahold Delhaize NV	8,678	220,894
Randstad NV	2,197	139,481
Total		485,124
Norway 1.7%
DNB ASA	7,076	142,913
Norsk Hydro ASA	24,152	137,845
Total		280,758
Singapore 1.5%
CapitaLand Ltd.	39,831	94,508

Issuer	Shares	Value ($)

Common Stocks (continued)
Jardine Cycle & Carriage Ltd.	5,881	145,243
Total		239,751
Spain 8.1%
ACS Actividades de Construccion y Servicios SA	4,313	189,342
Amadeus IT Group SA	1,896	161,944
Banco de Sabadell SA	95,991	160,441
Enagas SA	8,231	230,366
Endesa SA	9,203	212,991
Red Electrica Corp. SA	7,798	165,510
Repsol SA	9,094	180,622
Total		1,301,216
Sweden 3.8%
Boliden AB	4,951	147,630
Electrolux AB Series B	6,111	143,550
Hexagon AB Class B	1,511	92,209
Investor AB Class B	2,216	96,695
Sandvik AB	6,863	125,637
Total		605,721
Switzerland 0.7%
Sonova Holding AG	622	114,850
United Kingdom 11.8%
3i Group PLC	8,639	107,384
Barratt Developments PLC	28,222	197,688
BT Group PLC	71,952	220,384
Imperial Brands PLC	4,489	172,060
Intertek Group PLC	1,230	94,871
Marks & Spencer Group PLC	42,143	170,266
Meggitt PLC	21,280	159,166
Next PLC	1,531	119,212
RELX PLC	5,321	116,040
Royal Mail PLC	24,750	152,232
Vodafone Group PLC	52,928	129,137
Wm Morrison Supermarkets PLC	44,145	151,312
WPP PLC	6,698	104,730
Total		1,894,482
Total Common Stocks (Cost $15,731,803)		15,894,006

	Shares	Value ($)

Money Market Funds 0.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.757%(a)	150,761	150,761
Total Money Market Funds (Cost $150,761)		150,761
Total Investments in Securities (Cost $15,882,564)		16,044,767(b)
Other Assets & Liabilities, Net		24,686
Net Assets		16,069,453

Notes to Portfolio of Investments

(a)                        The rate shown is the seven-day current annualized yield at July 31, 2018.

(b)                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	1,448,997	—	—	1,448,997
Canada	381,801	—	—	381,801
Denmark	403,792	—	—	403,792
Finland	188,590	—	—	188,590
France	593,869	—	—	593,869
Germany	823,280	—	—	823,280
Hong Kong	551,763	—	—	551,763
Israel	364,457	—	—	364,457
Italy	466,792	—	—	466,792
Japan	5,748,763	—	—	5,748,763
Netherlands	485,124	—	—	485,124
Norway	280,758	—	—	280,758
Singapore	239,751	—	—	239,751
Spain	1,301,216	—	—	1,301,216
Sweden	605,721	—	—	605,721
Switzerland	114,850	—	—	114,850
United Kingdom	1,894,482	—	—	1,894,482
Total Common Stocks	15,894,006	—	—	15,894,006
Money Market Funds	150,761	—	—	150,761
Total Investments in Securities	16,044,767	—	—	16,044,767

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

July 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 11.5%
Household Durables 1.1%
Newell Brands, Inc.	1,874	49,080
Media 1.9%
Omnicom Group, Inc.	811	55,821
Walt Disney Co. (The)	282	32,024
Total		87,845
Multiline Retail 4.0%
Macy’s, Inc.	1,868	74,216
Nordstrom, Inc.	815	42,714
Target Corp.	806	65,028
Total		181,958
Specialty Retail 3.1%
Best Buy Co., Inc.	620	46,518
Gap, Inc. (The)	1,433	43,234
Lowe’s Cos., Inc.	499	49,571
Total		139,323
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	2,803	62,395
Total Consumer Discretionary		520,601
Consumer Staples 9.9%
Beverages 1.0%
PepsiCo, Inc.	384	44,160
Food & Staples Retailing 0.6%
Kroger Co. (The)	948	27,492
Food Products 7.8%
Archer-Daniels-Midland Co.	698	33,685
Bunge Ltd.	413	28,551
Campbell Soup Co.	1,832	74,929
Conagra Brands, Inc.	1,243	45,630
General Mills, Inc.	1,130	52,048
Hormel Foods Corp.	1,045	37,589
Ingredion, Inc.	390	39,507
JM Smucker Co. (The)	366	40,670
Total		352,609
Personal Products 0.5%
Estee Lauder Cos., Inc. (The) Class A	183	24,694
Total Consumer Staples		448,955
Energy 7.9%
Energy Equipment & Services 1.8%
Baker Hughes a GE Co.	758	26,211
Schlumberger Ltd.	790	53,341
Total		79,552

Issuer	Shares	Value ($)

Common Stocks (continued)
Oil, Gas & Consumable Fuels 6.1%
Exxon Mobil Corp.	737	60,073
Occidental Petroleum Corp.	519	43,560
ONEOK, Inc.	993	69,947
Phillips 66	370	45,636
Valero Energy Corp.	493	58,346
Total		277,562
Total Energy		357,114
Financials 17.4%
Banks 5.8%
Citigroup, Inc.	785	56,434
Citizens Financial Group, Inc.	1,341	53,345
Comerica, Inc.	288	27,919
KeyCorp	2,094	43,702
PNC Financial Services Group, Inc. (The)	361	52,283
Regions Financial Corp.	1,671	31,097
Total		264,780
Capital Markets 5.8%
Ameriprise Financial, Inc.(a)	369	53,752
Bank of New York Mellon Corp. (The)	725	38,766
Franklin Resources, Inc.	1,861	63,870
Goldman Sachs Group, Inc. (The)	129	30,628
Morgan Stanley	1,041	52,633
State Street Corp.	266	23,490
Total		263,139
Consumer Finance 0.5%
American Express Co.	248	24,681
Insurance 5.3%
Allstate Corp. (The)	555	52,792
Principal Financial Group, Inc.	1,077	62,552
Progressive Corp. (The)	425	25,504
Prudential Financial, Inc.	561	56,611
Travelers Cos., Inc. (The)	322	41,905
Total		239,364
Total Financials		791,964
Health Care 5.4%
Biotechnology 3.1%
Amgen, Inc.	331	65,058
Gilead Sciences, Inc.	969	75,417
Total		140,475
Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	358	29,295
Cardinal Health, Inc.	729	36,414
Quest Diagnostics, Inc.	347	37,379
Total		103,088
Total Health Care		243,563

Issuer	Shares	Value ($)

Common Stocks (continued)
Industrials 16.0%
Aerospace & Defense 4.4%
Boeing Co. (The)	142	50,594
Huntington Ingalls Industries, Inc.	154	35,890
L3 Technologies, Inc.	206	44,175
Lockheed Martin Corp.	154	50,219
Northrop Grumman Corp.	69	20,734
Total		201,612
Airlines 1.3%
Delta Air Lines, Inc.	1,074	58,447
Building Products 1.4%
Allegion PLC	412	33,594
Fortune Brands Home & Security, Inc.	539	31,262
Total		64,856
Construction & Engineering 0.5%
Fluor Corp.	478	24,498
Industrial Conglomerates 0.9%
Honeywell International, Inc.	239	38,156
Machinery 4.4%
Cummins, Inc.	316	45,128
Ingersoll-Rand PLC	594	58,515
Parker-Hannifin Corp.	180	30,429
Snap-on, Inc.	387	65,631
Total		199,703
Professional Services 3.1%
ManpowerGroup, Inc.	486	45,325
Nielsen Holdings PLC	2,007	47,285
Robert Half International, Inc.	636	48,183
Total		140,793
Total Industrials		728,065
Information Technology 13.6%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,192	50,409
Juniper Networks, Inc.	2,182	57,474
Total		107,883
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	1,475	48,940
FLIR Systems, Inc.	511	29,945
TE Connectivity Ltd.	310	29,007
Total		107,892
IT Services 2.5%
International Business Machines Corp.	383	55,508
Western Union Co. (The)	2,855	57,557
Total		113,065

Issuer	Shares	Value ($)

Common Stocks (continued)
Semiconductors & Semiconductor Equipment 2.2%
Lam Research Corp.	176	33,553
Skyworks Solutions, Inc.	342	32,346
Texas Instruments, Inc.	330	36,736
Total		102,635
Software 1.0%
Oracle Corp.	990	47,203
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	213	40,532
HP, Inc.	2,421	55,876
Seagate Technology PLC	840	44,201
Total		140,609
Total Information Technology		619,287
Materials 5.4%
Chemicals 1.3%
Ecolab, Inc.	168	23,638
PPG Industries, Inc.	317	35,079
Total		58,717
Containers & Packaging 2.2%
Avery Dennison Corp.	334	38,303
WestRock Co.	1,061	61,517
Total		99,820
Metals & Mining 1.9%
Newmont Mining Corp.	1,245	45,666
Nucor Corp.	601	40,225
Total		85,891
Total Materials		244,428
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.7%
CenturyLink, Inc.	3,447	64,700
Verizon Communications, Inc.	1,132	58,457
Total		123,157
Total Telecommunication Services		123,157
Utilities 9.6%
Electric Utilities 4.5%
American Electric Power Co., Inc.	787	55,987
Edison International	1,021	68,029
Exelon Corp.	1,270	53,975
NextEra Energy, Inc.	161	26,974
Total		204,965
Independent Power and Renewable Electricity Producers 1.5%
AES Corp. (The)	5,250	70,140

Issuer	Shares	Value ($)

Common Stocks (continued)
Multi-Utilities 3.6%
DTE Energy Co.	432	46,889
SCANA Corp.	1,931	77,221
Sempra Energy	338	39,070
Total		163,180
Total Utilities		438,285
Total Common Stocks
(Cost $4,166,597)		4,515,419

	Shares	Value ($)

Money Market Funds 0.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.757%(b)	22,027	22,027
Total Money Market Funds
(Cost $22,027)		22,027
Total Investments in Securities
(Cost $4,188,624)		4,537,446(c)
Other Assets & Liabilities, Net		3,088
Net Assets		4,540,534

Notes to Portfolio of Investments

(a)                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	210	241	(82)	369	345	(2,602)	713	53,752

(b)                      The rate shown is the seven-day current annualized yield at July 31, 2018.

(c)                       Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	520,601	—	—	520,601
Consumer Staples	448,955	—	—	448,955
Energy	357,114	—	—	357,114
Financials	791,964	—	—	791,964
Health Care	243,563	—	—	243,563
Industrials	728,065	—	—	728,065
Information Technology	619,287	—	—	619,287
Materials	244,428	—	—	244,428
Telecommunication Services	123,157	—	—	123,157
Utilities	438,285	—	—	438,285
Total Common Stocks	4,515,419	—	—	4,515,419
Money Market Funds	22,027	—	—	22,027
Total Investments in Securities	4,537,446	—	—	4,537,446

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Diversified Fixed Income Allocation ETF

July 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes 51.7%
Aerospace & Defense 1.1%
KLX, Inc.
5.875%, 12/01/22(a)	555,000	575,597
Lockheed Martin Corp.
3.550%, 01/15/26	420,000	416,868
Total		992,465
Automotive 1.6%
Fiat Chrysler Automobiles NV
5.250%, 04/15/23	580,000	585,232
Ford Motor Co.
4.346%, 12/08/26	510,000	492,311
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	450,000	444,097
Total		1,521,640
Banking 2.2%
Barclays PLC
4.836%, 05/09/28	300,000	286,131
4.972%, 05/16/29	250,000	250,727
Citigroup, Inc.
3.200%, 10/21/26	780,000	729,865
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 03/26/25	250,000	242,414
Deutsche Bank AG
4.296%, 05/24/28	600,000	546,423
Total		2,055,560
Brokerage/Asset Managers/Exchanges 0.5%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	480,000	471,309
Building Materials 0.5%
Standard Industries, Inc.
6.000%, 10/15/25(a)	450,000	456,956
Cable and Satellite 4.2%
Altice Financing SA
7.500%, 05/15/26(a)	550,000	536,317
Altice US Finance I Corp.
5.500%, 05/15/26(a)	240,000	235,699
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27(a)	690,000	659,069
Charter Communications Operating LLC / Charter Communications Operating Capital
4.200%, 03/15/28	430,000	411,071
CSC Holdings LLC
10.875%, 10/15/25(a)	600,000	696,360

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
DISH DBS Corp.
7.750%, 07/01/26	500,000	436,183
Intelsat Jackson Holdings SA
8.000%, 02/15/24(a)	430,000	452,925
Sirius XM Radio, Inc.
5.000%, 08/01/27(a)	500,000	476,315
Total		3,903,939
Chemicals 0.3%
Sherwin-Williams Co. (The)
3.125%, 06/01/24	315,000	303,124
Consumer Cyclical 0.6%
ADT Corp. (The)
6.250%, 10/15/21	520,000	545,213
Consumer Cyclical Services 0.3%
Expedia Group, Inc.
3.800%, 02/15/28	250,000	233,096
Diversified Manufacturing 0.2%
Johnson Controls International PLC
3.900%, 02/14/26	200,000	197,816
Electric 2.1%
Calpine Corp.
5.750%, 01/15/25	610,000	561,083
Duke Energy Corp.
3.150%, 08/15/27	550,000	514,308
NRG Energy, Inc.
6.625%, 01/15/27	130,000	134,431
Southern Co. (The)
3.250%, 07/01/26	520,000	493,029
Vistra Energy Corp.
7.625%, 11/01/24	250,000	268,609
Total		1,971,460
Finance Companies 1.6%
Navient Corp.
6.500%, 06/15/22	350,000	357,080
Park Aerospace Holdings Ltd.
5.250%, 08/15/22(a)	565,000	566,020
Quicken Loans, Inc.
5.750%, 05/01/25(a)	540,000	537,865
Total		1,460,965
Food and Beverage 2.2%
Aramark Services, Inc.
5.000%, 02/01/28(a)	300,000	289,520
General Mills, Inc.
4.200%, 04/17/28	300,000	298,452

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Keurig Dr Pepper, Inc.
4.597%, 05/25/28(a)	200,000	204,153
Kraft Heinz Foods Co.
3.950%, 07/15/25	420,000	413,038
Lamb Weston Holdings, Inc.
4.625%, 11/01/24(a)	540,000	530,161
Pilgrim’s Pride Corp.
5.750%, 03/15/25(a)	300,000	287,045
Total		2,022,369
Foreign Agencies 7.2%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24	1,200,000	1,233,387
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27	400,000	376,339
Ecopetrol SA
5.875%, 09/18/23	1,190,000	1,273,756
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30	300,000	307,246
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27	440,000	415,451
Petrobras Global Finance BV
7.375%, 01/17/27	880,000	916,482
Petroleos Mexicanos
6.875%, 08/04/26	920,000	961,251
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26	775,000	853,934
Vnesheconombank Via VEB Finance PLC
Series REGS, 6.800%, 11/22/25	300,000	320,801
Total		6,658,647
Gaming 2.9%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26	540,000	548,488
International Game Technology PLC
6.250%, 02/15/22(a)	570,000	589,815
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.625%, 05/01/24	580,000	594,100
MGM Resorts International
6.000%, 03/15/23	400,000	415,149
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/25(a)	540,000	533,495
Total		2,681,047

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Health Care 2.1%
Avantor, Inc.
6.000%, 10/01/24(a)	440,000	441,100
Becton Dickinson and Co.
3.700%, 06/06/27	470,000	450,886
Express Scripts Holding Co.
3.400%, 03/01/27	250,000	232,162
HCA, Inc.
5.375%, 02/01/25	580,000	587,311
Tenet Healthcare Corp.
4.625%, 07/15/24	250,000	242,328
Total		1,953,787
Healthcare Insurance 1.5%
Centene Corp.
5.625%, 02/15/21	390,000	398,924
Cigna Corp.
3.050%, 10/15/27	450,000	409,437
WellCare Health Plans, Inc.
5.250%, 04/01/25	580,000	582,990
Total		1,391,351
Independent Energy 2.0%
Anadarko Petroleum Corp.
5.550%, 03/15/26	430,000	464,500
Antero Resources Corp.
5.375%, 11/01/21	640,000	650,499
Canadian Natural Resources Ltd.
3.850%, 06/01/27	430,000	419,614
Chesapeake Energy Corp.
8.000%, 12/15/22(a)	300,000	316,687
Total		1,851,300
Life Insurance 0.6%
American International Group, Inc.
3.900%, 04/01/26	520,000	510,920
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26(a)	150,000	150,020
Marriott International, Inc.
3.750%, 10/01/25	300,000	293,187
Total		443,207
Media and Entertainment 1.2%
Netflix, Inc.
4.375%, 11/15/26	270,000	253,442
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/22(a)	490,000	477,262

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Univision Communications, Inc.
5.125%, 02/15/25(a)	400,000	370,850
Total		1,101,554
Metals and Mining 1.4%
Cleveland-Cliffs, Inc.
5.750%, 03/01/25	450,000	436,941
Freeport-McMoRan, Inc.
3.100%, 03/15/20	450,000	445,553
Novelis Corp.
5.875%, 09/30/26(a)	465,000	445,710
Total		1,328,204
Midstream 2.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	590,000	591,639
Energy Transfer Equity LP
5.875%, 01/15/24	530,000	552,485
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	500,000	535,627
Williams Partners LP
3.750%, 06/15/27	200,000	192,182
Total		1,871,933
Office REIT 0.5%
Boston Properties LP
2.750%, 10/01/26	560,000	506,234
Other Financial Institutions 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.000%, 08/01/20	530,000	537,624
Packaging 0.6%
Ball Corp.
5.250%, 07/01/25	520,000	533,408
Pharmaceuticals 1.0%
AbbVie, Inc.
3.200%, 05/14/26	455,000	426,779
Bausch Health Cos., Inc.
7.000%, 03/15/24(a)	490,000	520,376
Total		947,155
Railroads 0.4%
CSX Corp.
3.250%, 06/01/27	400,000	381,676
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24(a)	350,000	333,135

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26(a)	300,000	295,112
Total		628,247
Technology 4.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	430,000	403,215
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27	540,000	506,193
Dell International LLC / EMC Corp.
5.875%, 06/15/21(a)	490,000	501,189
6.020%, 06/15/26(a)	400,000	422,708
Equinix, Inc.
5.375%, 05/15/27	620,000	625,017
NXP BV / NXP Funding LLC
4.125%, 06/01/21(a)	450,000	451,432
Open Text Corp.
5.875%, 06/01/26(a)	430,000	441,671
Western Digital Corp.
4.750%, 02/15/26	400,000	393,175
Total		3,744,600
Tobacco 0.5%
BAT Capital Corp.
3.557%, 08/15/27(a)	500,000	471,827
Wireless 1.5%
Crown Castle International Corp.
3.650%, 09/01/27	570,000	535,179
Sprint Corp.
7.875%, 09/15/23	420,000	447,119
T-Mobile USA, Inc.
6.500%, 01/15/26	400,000	420,487
Total		1,402,785
Wirelines 3.0%
Altice France SA
7.375%, 05/01/26(a)	670,000	662,497
American Tower Corp.
3.550%, 07/15/27	200,000	186,986
AT&T, Inc.
4.300%, 02/15/30(a)	300,000	286,787
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24	590,000	616,516
Level 3 Financing, Inc.
5.375%, 08/15/22	540,000	542,605

Issue Description	Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)
Verizon Communications, Inc.
4.125%, 03/16/27	430,000		430,955
Total			2,726,346
Total Corporate Bonds & Notes (Cost $48,894,408)			47,807,764

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(b) 22.4%
Australia Government Bond
Series 142, 4.250%, 04/21/26	AUD	1,003,000	832,334
Brazilian Government International Bond
4.250%, 01/07/25	900,000		873,699
Bundesrepublik Deutschland
0.500%, 02/15/26	EUR	697,000	837,911
Canadian Government Bond
1.000%, 06/01/27	CAD	1,214,000	833,711
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27	660,000		669,110
French Republic Government Bond OAT
2.750%, 10/25/27	EUR	589,000	825,278
Hungary Government International Bond
5.750%, 11/22/23	760,000		827,446
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26	1,140,000		1,172,037
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29	EUR	583,000	834,396
Japan Government Ten Year Bond
Series 350, 0.100%, 03/20/28	JPY	93,000,000	835,533
Kazakhstan Government International Bond
Series REGS, 5.125%, 7/21/25	525,000		564,120
Mexico Government International Bond
4.150%, 03/28/27	850,000		837,065
New Zealand Government Bond
Series 0427, 4.500%, 04/15/27	NZD	1,059,000	826,245
Norway Government Bond
Series 478, 1.500%, 02/19/26(a)	NOK	6,920,000	834,338
Oman Government International Bond
5.625%, 01/17/28	700,000		684,870

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations (continued)
Oman Sovereign Sukuk SAOC Series REGS, 4.397%, 06/01/24	250,000		240,562
Panama Government International Bond
3.875%, 03/17/28	550,000		547,707
Peruvian Government International Bond
4.125%, 08/25/27	650,000		672,340
Philippine Government International Bond
9.500%, 02/02/30	620,000		916,289
Republic of South Africa Government International Bond
5.875%, 09/16/25	600,000		625,799
Romanian Government International Bond
Series REGS, 4.875%, 01/22/24	380,000		395,291
Russian Foreign Bond - Eurobond
Series REGS, 4.875%, 09/16/23	1,000,000		1,043,854
Sweden Government Bond
Series 1059, 1.000%, 11/12/26	SEK	6,980,000	831,991
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	518,000	727,816
0.500%, 05/27/30	CHF	100,000	105,666
Turkey Government International Bond
7.375%, 02/05/25	960,000		976,275
United Kingdom Gilt
4.250%, 12/07/27	GBP	507,000	835,483
Uruguay Government International Bond
4.375%, 10/27/27	500,000		512,903
Total Foreign Government Obligations (Cost $21,447,337)			20,720,069

Issue Description	Principal Amount ($)		Value ($)

U.S. Government & Agency Obligations 14.9%
Federal National Mortgage Association 11.6%
3.000%, 08/01/46(c)	4,560,000		4,395,056
3.500%, 08/15/43(c)	1,130,000		1,119,609
4.000%, 09/01/47	2,118,718		2,153,622
4.000%, 03/01/48	3,020,853		3,070,583
Total			10,738,870

Issue Description	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corporation 3.3%
3.500%, 08/01/47	3,124,154	3,096,936
Total U.S. Government & Agency Obligations (Cost $14,020,230)		13,835,806

Issue Description	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 14.8%
U.S. Treasury Bond 6.8%
3.375%, 05/15/44	2,680,000	2,820,235
3.750%, 11/15/43	3,080,300	3,440,932
Total		6,261,167
U.S. Treasury Bill 4.9%
1.823%, 08/16/18	3,500,000	3,497,287
1.928%, 09/27/18	1,000,000	997,028
Total		4,494,315
U.S. Treasury Note 3.1%
2.000%, 08/15/25	1,300,000	1,223,578
2.375%, 05/15/27	1,750,000	1,672,023
Total		2,895,601
Total U.S. Treasury Obligations (Cost $13,726,307)		13,651,083

	Shares	Value ($)

Money Market Funds 0.4%
Dreyfus Treasury Securities Cash Management, Institutional Shares 1.770%(d)	338,868	338,868
Total Money Market Funds
(Cost $338,868)		338,868
Total Investments in Securities
(Cost $98,427,150)		96,353,590(e)
Other Assets & Liabilities, Net		(3,895,071)
Net Assets		92,458,519

Notes to Portfolio of Investments

(a)                        Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the net value of these securities amounted to $15,050,013 which represents 16.3% of net assets.

(b)                        Principal amounts are shown in United States Dollars unless otherwise noted.

(c)                        Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)                       The rate shown is the seven-day current annualized yield at July 31, 2018.

(e)                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD               Australian Dollar

CAD               Canadian Dollar

CHF               Swiss Franc

EUR               Euro

GBP               Pound Sterling

JPY                  Japanese Yen

NOK              Norwegian Krone

NZD               New Zealand Dollar

SEK                 Swedish Krona

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	47,807,764	—	47,807,764
Foreign Government Obligations	—	20,720,069	—	20,720,069
U.S. Government & Agency Obligations	—	13,835,806	—	13,835,806
U.S. Treasury Obligations	13,651,083	—	—	13,651,083
Money Market Funds	338,868	—	—	338,868
Total Investments in Securities	13,989,951	82,363,639	—	96,353,590

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2018